Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2023
Property, plant and equipment [abstract]
Disclosure of Detailed Information about Property, Plant and Equipment

	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total(1)
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2023	889	823	72	722	267	2,773
Additions	31	44	—	41	23	139
Disposals	(63)	(9)	—	(81)	(22)	(175)
At 30 June 2023	857	858	72	682	268	2,737
Accumulated depreciation:
At 1 January 2023	270	618	72	145	155	1,260
Charge for the period	9	31	—	33	10	83
Disposals	(63)	(7)	—	(30)	(1)	(101)
At 30 June 2023	216	642	72	148	164	1,242
Carrying amount	641	216	—	534	104	1,495
(1) Property includes assets under construction of £259m (2022: £204m) and investment properties of £17m (2022: £17m).